Disclosure of detailed information about USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives (Details)	12 Months Ended
	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 USD ($) $ / shares shares	Oct. 31, 2017 CAD ($) shares	Oct. 31, 2016 USD ($)
Consolidated Statements of Financial Position
Convertible debentures	$ 2,476,571		$ 2,489,017
Derivative liability	650,116		489,734
Equity component	70,283		62,050
Consolidated Statements of Cash Flows
Amount of principal repaid in cash					$ 180,000
USD denominated debentures with equity components
Loan Principal
Opening balance	730,000		836,000
Issuance during the year	231,000		2,398,395
Repayment or conversion	(30,000)		(2,504,395)
Outstanding at year-end	931,000		$ 730,000		$ 836,000
Terms of Loan
Effective annual interest rate			36.00%
Consolidated Statements of Financial Position
Carrying value of loan principal	894,838		$ 719,368
Interest payable	15,100		0
Convertible debentures	909,938		719,368
Derivative liability	0		0
Equity component	70,283		62,050
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	110,469		85,531
Interest expense	168,052		159,307
Gain on revaluation of derivative liability	0		0
Loss on conversion	0		47,630
Loss (gain) on extinguishment	2,792		0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	0		106,000
Amount of interest converted to common shares	0		$ 12,025
Number of common shares issued on conversion of convertible debentures | shares			813,057	813,057
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	30,000		$ 0
Amount of interest repaid in cash	$ 161,424		$ 159,307
USD denominated debentures with equity components | Minimum
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate	36.00%
Conversion price to common shares | $ / shares	$ 0.04		$ 0.09
Remaining life (in months)			1 month	1 month
USD denominated debentures with equity components | Maximum
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate	37.00%
Conversion price to common shares | $ / shares	$ 0.21		$ 0.15
Remaining life (in months)	7 months	7 months	3 months	3 months
CDN denominated debentures with embedded derivatives
Loan Principal
Opening balance		$ 2,392,860		$ 3,242,514
Issuance during the year		1,035,800		2,398,395
Repayment or conversion		(1,194,366)		(3,248,049)
Outstanding at year-end		$ 2,234,294		$ 2,392,860
Consolidated Statements of Financial Position
Carrying value of loan principal	$ 1,428,616		$ 1,587,891
Interest payable	81,323		45,829
Convertible debentures	1,509,939		1,633,720
Derivative liability	151,918		281,879
Equity component	0		0
Consolidated Statements of Operations and Comprehensive Loss
Accretion expense	1,652,007		1,248,206
Interest expense	284,908		501,184
Gain on revaluation of derivative liability	(1,322,507)		(1,521,322)
Loss on conversion	6,261		938,621
Loss (gain) on extinguishment	(401,983)		0
Consolidated Statements of Changes in Equity
Amount of principal converted to common shares	19,023		1,900,899
Amount of interest converted to common shares	$ 60,634		$ 539,009
Number of common shares issued on conversion of convertible debentures | shares	770,962	770,962	19,557,838	19,557,838
Consolidated Statements of Cash Flows
Amount of principal repaid in cash	$ 632,080		$ 149,365
Amount of interest repaid in cash	$ 161,506		$ 455,355
CDN denominated debentures with embedded derivatives | Minimum
Terms of Loan
Annual interest rate	12.00%	12.00%	12.00%	12.00%
Effective annual interest rate	23.00%		27.00%
Conversion price to common shares | $ / shares	$ 0.05		$ 0.13
CDN denominated debentures with embedded derivatives | Maximum
Terms of Loan
Annual interest rate	24.00%	24.00%	24.00%	24.00%
Effective annual interest rate	398.00%		117.00%
Conversion price to common shares | $ / shares	$ 0.15		$ 0.30
Remaining life (in months)	7 months	7 months	6 months	6 months